FK Loan ID	Loan Number	ALT Loan ID	Final Rating	Credit Rating	Property Rating	Compliance Rating	Credit Exceptions	Property Exceptions	Compliance Exceptions	Final QM Status
XXXX	XXXX	327	1	1	1	1
Invalid AUS-The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU. if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI Exceeds Tolerance.-Resolved--Document Uploaded. Updated DU provided with tolerance to 50%. Audited DTI of 49.81% within tolerance and no resubmission required. Condition cleared.

 Audited DTI Exceeds AUS DTI-Audited DTI of 51.08% exceeds AUS DTI of 29.11%. Audit total Net Rental Loss for XXXX equals ( $XXX) which is less than AUS $XXX. -Resolved--
 Audited DTI of 49.81% is less than or equal to AUS DTI of 50%

ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Resolved--

 ATR Risk - Current Income or Current Assets were considered

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	328	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	329	1	1	1	1
XXX - Discount Points-The XXX Administrative Code requires the discount points actually lower the rate. The note rate (XX.XX%) is not lower than the undiscounted rate (0.0%). XXX 208-620-555(3)(e). Mavent report from lender in file which reflected the undiscounted rate as 0.00%. -Resolved--Evidence of undiscounted rate provided. Discount points permitted for rate reduction. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001261)-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XXX.XX). The actual total fee amount shows a credit amount of ($X.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Unable to view submitted documents due to upload error.  Please resubmit for review.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($X.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a general Lender Credit of $X in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file.-Resolved--Revised LE and valid COC dated XX/XX/XXXX provided to support fee change. No tolerance cure required. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001262)-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXX.XX). The Last CD shows a total lender credit amount of ($X.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Unable to view submitted documents due to upload error.  Please resubmit for review.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($X.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a general Lender Credit of $X in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. -Resolved--Revised LE and valid COC dated XX/XX/XXXX provided to support fee change. No tolerance cure required. Condition cleared.
 Document Uploaded.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	330	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--A valid secondary valuation supporting the origination appraisal value was provided.

 A valid secondary valuation supporting the origination appraisal value was provided. Condition Resolved.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	331	1	1	1	1
Required Documentation is Missing-Missing evidence of account #XXXX being paid off prior to or at closing as required by AUS. -Resolved--Credit supplement provided to document account. Condition cleared.

 Income and Employment Do Not Meet Guidelines-Income and Employment Do Not Meet Guidelines Missing 3-year continuance of distribution income -Resolved--Evidence that pension is lifetime benefit provided. Condition cleared.

 Third Party Fraud Report not Provided-Missing Third Party Fraud Report
 Missing Third Party Fraud Report
 -Resolved--
 Third Party Fraud Report is provided

ECOA: Appraisal Not Provided to Applicant-ECOA Non-Compliant: Appraisal present; no evidence appraisal was provided to applicant.-Resolved--Evidence appraisal provided to borrower in timely manner. Condition cleared.

										ATR/QM: Exempt
XXXX	XXXX	332	1	1	1	1
S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

 Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--A valid secondary valuation supporting the origination appraisal value was provided.  Condition Resolved.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	333	1	1	1	1
Missing Post Close Valuation - 1-Document Uploaded. FraudGuard Report is not acceptable secondary valuation to satisfy rating agency requirement. Condition remains.

 A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 A valid secondary valuation supporting the origination appraisal value was provided.

										ATR/QM: Exempt
XXXX	XXXX	334	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. Secondary valuation support within 10%, PIW in file for a GSE loan.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	335	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	336	2	1	2	1		Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan.		QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	337	2	1	2	1		Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan.		QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	338	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	339	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	340	1	1	1	1
Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.-Resolved--
 Document Uploaded.

 Evidence of initial application date of XX/XX/XXXX provided. Initial LE provided within required timing requirement. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	341	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

 S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	342	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	343	2	1	2	1		Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan.		ATR/QM: Exempt
XXXX	XXXX	344	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	345	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	346	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	347	1	1	1	1
Insufficient Tolerance Cure (50001028)-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.
 PCCD provided reflects no additional cure. Cure amount of $XXX.XX provided at consummation insufficient to cure total tolerance violation of $XXX.XX. Condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated a B for all agencies. -Resolved--Rate lock on XX/XX/XXXX served as valid COCV. Tolerance cure provided at closing was sufficient. Condition cleared.

 Insufficient Tolerance Cure (50001026)-PCCD provided reflects no additional cure. Cure amount of $XXX.XX provided at consummation insufficient to cure total tolerance violation of $XXX.XX. Condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated a B for all agencies. -Resolved--Rate lock on XX/XX/XXXX served as valid COCV. Tolerance cure provided at closing was sufficient. Condition cleared.

 Federal - Closing Disclosure and Consummation Date (Investment Property Warnings)-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Revised CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Revised CD 3 business days prior to consummation of XX/XX/XXXX.  No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Evidence that borrower received initial CD electronically on XX/XX/XXXX to meet timing requirement. Condition cleared.

 Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Revised CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Revised CD 3 business days prior to consummation of XX/XX/XXXX.  No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Evidence that borrower received initial CD electronically on XX/XX/XXXX to meet timing requirement. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	348	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	349	1	1	1	1
E-Consent documentation on TRID loan is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Document Uploaded.

 Evidence of E-Consent provided; condition resolved.

										ATR/QM: Exempt
XXXX	XXXX	350	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	351	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	352	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	353	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	354	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	355	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	356	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	357	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	358	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	359	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	360	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	361	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	362	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	363	1	1	1	1
Insufficient Change of Circumstance (50001252)-The LE that corresponds to the Rate Lock does not include any Discount Points; the Discount Points were not added until the Revised CD dated XX/XX/XXXX which is more than 3 business days from the lock date; please provide a valid Change of Circumstance for the addition of the Discount points and the removal of the Lender Credit; condition remains.
 The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Tolerance cure of $X,XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The LE that corresponds to the Rate Lock does not include any Discount Points; the Discount Points were not added until the Revised CD dated XX/XX/XXXX which is more than 3 business days from the lock date; please provide a valid Change of Circumstance for the addition of the Discount Points and the removal of the Lender Credit; condition remains.
 The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects a Loan Discount fee of $X.XX.  Final CD dated XX/XX/XXXX reflects a Loan Discount fee of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001261)-This finding was added as a result of a re-review of the loan file.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XXX.XX). The actual total fee amount shows a credit amount of ($X.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001262)-This finding was added as result of the re-review of the file.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXX.XX). The Last CD shows a total lender credit amount of ($X.XX). The following fees "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	364	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	365	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	366	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	367	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	368	1	1	1	1
TILA: NORTC Not Executed by one or more borrowers/vested parties-

 TILA: Notice of Right to Cancel Not Executed by one or more borrowers/vested parties.   This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--

 TILA: Evidence of executed NORTC(s) provided

 TILA: CHARM Booklet is Missing or Incomplete-TILA: CHARM Booklet is Missing or Incomplete
-Resolved--CHARM Booklet is Present or Not Applicable

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	369	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	370	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	371	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	372	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	373	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	374	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	375	1	1	1	1			E-Consent documentation on TRID loan is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s).-Resolved--Evidence of e-consent provided. Condition cleared.	ATR/QM: Exempt
XXXX	XXXX	376	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	377	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	378	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	379	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	380	1	1	1	1				QM: Rebuttable Presumption DTI (DTI RP)
XXXX	XXXX	381	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	382	2	1	1	2
Insufficient Change of Circumstance (50001252)-Tolerance cure of $XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated as B for all agencies.
 The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Processing Fee, Attorney's Fees. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).-Open--

 Charges That Cannot Increase Test (50001251)-The Loan Estimate, dated XX/XX/XXXX, reflects a CEM Processing Fee of $X.XX and NY Attorney Fee of $XXX.XX. Final CD dated XX/XX/XXXX reflects a CEM Processing Fee of $XXX.XX and NY Attorney Fee of $XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.
 The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Processing Fee, Attorney's Fees. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).-Open--

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	383	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	384	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	385	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	386	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	387	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	388	2	2	1	1
Missing FHA Connection Appraiser on the Approved FHA List
-This finding is non-material and will be rated a B for all agencies.-Resolved--Verification of HUD approved appraiser provided in file. Condition cleared.

 FHA - Missing Verification of FHA MIP payment
-This finding is non-material and will be rated a B for all agencies.-Open--

 FHA - Missing HUD/VA Addendum to Uniform Residential Loan Application - 92900 A FINAL
-Not signed by Lender representative.  This finding is non-material and will be rated a B for all agencies.-Open--

RESPA: Toolkit Missing or Incomplete-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Evidence provided that Toolkit was provided within timing requirement of initial loan application. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	389	2	1	2	2	Third Party Fraud Report not Provided-Missing Third Party Fraud Report-Resolved--Document Uploaded. Third Party Fraud Report is provided
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

									RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.-Open--	QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	390	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	391	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--Document Uploaded.

 An AVM Report was provided. Variance within tolerance. Condition cleared.

 A valid secondary valuation supporting the origination appraisal value was provided.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	392	1	1	1	1	Third Party Fraud Report not Provided-Missing Third Party Fraud Report-Resolved--Document Uploaded. Third Party Fraud Report is provided
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	393	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	394	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	395	1	1	1	1
Audited DTI Exceeds AUS DTI-Audited DTI of 49.01% exceeds AUS DTI of 42.56% (AUS DTI of 39.56% + 3% tolerance = max DTI of 42.56%). Audit value of 49.01% exceeds AUS DTI of 39.56% due to the exclusion of the monthly payment for the Borrower's Second Home.-Resolved--Audited DTI of 41.1% is less than or equal to AUS DTI of 42.56%

 Audited DTI of 41.1% is less than or equal to AUS DTI of 42.56%

 Invalid AUS-The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI.-Resolved--Evidence provided that 2nd home mortgage was paid in full.  DTI recalculated based on TIA only and DTI within tolerance of DU. Condition cleared.

S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

 Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--

 A valid secondary valuation supporting the origination appraisal value was provided.

ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements-Resolved--Document Uploaded. Evidence provided that 2nd home mortgage was paid in full.  DTI recalculated based on TIA only and DTI within tolerance of DU. Condition cleared.

 ATR Risk - Monthly Debt Obligations taken into consideration meet requirements

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	396	2	2	1	1
FHA - Missing FHA Loan UWing and Transmittal Summary – 92900 LT
-FHA Loan UWing and Transmittal Summary-92900LT not signed by the Underwriter.  This finding is non-material and will be rated a B for all agencies.-Resolved--Executed FHA Loan UWing and Transmittal Summary-92900LT provided. Condition cleared.

 FHA - Missing FHA Assumption Notice
-Missing FHA assumption notice. This finding is non-material and will be rated a B for all agencies.-Resolved--FHA Assumption notice provided. Condition cleared.

 FHA - Missing Verification of FHA MIP payment
-Missing verification of FHA MIP payment. This finding is non-material and will be rated a B for all agencies.-Open--

ECOA: Appraisal Not Provided to Applicant-ECOA Non-Compliant: Appraisal present; no evidence appraisal was provided to applicant.-Resolved--Evidence provided that appraisal was delivered to borrower in timely manner. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	397	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	398	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	399	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	400	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	401	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	402	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	403	1	1	1	1
Borrower 2 Paystubs Missing-Borrower 2 Paystubs Missing . The fille includes no paystubs to support the qualifying wage income used for the co-borrower.-Resolved--Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2)

 Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided.-Resolved--Borrower 2 identification provided. Condition cleared.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Borrower 1 identification provided. Condition cleared.

ATR Risk - Employment validation/verification standards do not meet requirements-ATR Risk - Employment validation/verification standards do not meet requirements-Resolved--ATR Risk - Employment validation/verification standards meet requirements

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	404	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	405	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	406	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	407	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	408	1	1	1	1
S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	409	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	410	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	411	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	412	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	413	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	414	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	415	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	416	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	417	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	418	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	419	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	420	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	421	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	422	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	423	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	424	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	425	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	426	2	1	1	2			Privacy Notice Required - Missing or Incomplete-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Open--	QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	427	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	428	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	429	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	430	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	431	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	432	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	433	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	434	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	435	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	436	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	437	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	438	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	439	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	440	1	1	1	1
Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded.
 Lender provided evidence that the 6 elements of information for the subject property, a purchase of a primary residence, was not obtained until Purchase Contract confirmed property address. The initial 1003 documents dated XX/XX/XXXX did NOT reflect the subject address. Based on other documentation within the loan file, it appears that the borrowers were provided the 6 elements on XX/XX/XXXX. Compliance testing now passes. Condition cleared.
 Resolved

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	441	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	442	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	443	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	444	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	445	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	446	2	1	1	2
Federal - Finance Charge Disclosure Tolerance (Closed End)-Document Uploaded. COC provided to support fee increases, but finding cited for finance charge under-disclosure.  No amortization schedule in file with MI premium disclosure, but it appears that MI premiums were under-disclosed. Condition remains.
 The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) This finding is outside of the statute of limitations and will be rated a B for all agencies.-Counter--

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	447	1	1	1	1
AbilityToRepay: QMPointsAndFees-The loan fees ($X,XXX.XX) exceed the (QM) (Note Amount >=$XX,XXX.XX and <$XX,XXX.XX) fee limit, which is 5% of the Total Loan Amount ($X,XXX.XX), the difference is ($XXX.XX). (12 CFR 1026.43(e)(3). Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt.-Resolved--Document Uploaded. Evidence of undiscounted rate of XX.XX% provided. Compliance re-tested and passed. Condition cleared.

 HighCost: APR/FEES-The loan fees ($X,XXX.XX) exceed the (FED2014) (Note Amount >=$XX,XXX.XX) fee limit, which is 5% of the Total Loan Amount ($X,XXX.XX), the difference is ($XXX.XX). (12 CFR 1026.32). ($XXXX.XX) > ($XXXX.XX) the maximum points and fees allowed. Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt.
-Resolved--Document Uploaded. Evidence of undiscounted rate of XX.XX% provided. Compliance re-tested and passed. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	448	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	449	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	450	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	451	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	452	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	453	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	454	1	1	1	1
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (ElectronicDelivery). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
 The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Evidence that CD provided electronically to borrower within timing requirement. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	455	1	1	1	1
Insufficient Tolerance Cure (50001028)-Lender COC documents provided reviewed. COC dated XX/XX/XXXX provided converting loan to CEMA; however, fee increase was not re-disclosed until initial CD, dated XX/XX/XXXX which exceeds 3 day requirement for redisclosure.  Additionally, no COC provided to support increase in borrower paid portion of fee of $XX.XX disclosed on initial CD dated XX/XX/XXXX and borrower paid portion of fee of $XXX.XX on redisclosed CD dated XX/XX/XXXX, and final CD, dated XX/XX/XXXX. Tolerance cure of $XXX.XX required. Condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. CEM Processing Fee on CD dated XX/XX/XXXX is $XXX.XX. LE dated XX/XX/XXXX lists fee as $X.XX. This fee is in a 0% tolerance section. The file did not contain a COC to support the fee increase. Lender tolerance cure of $XXX.XX is required. Section J reflects $XXX tolerance cure that is insufficient as it was applied to the tolerance cure for the NY Attorney Fee. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Valid COC provided to support fee increase. No additional tolerance cure required. Condition cleared.

 Insufficient Tolerance Cure (50001026)-Lender COC documents provided reviewed. COC dated XX/XX/XXXX provided converting loan to CEMA; however, fee increase was not re-disclosed until initial CD, dated XX/XX/XXXX which exceeds 3 day requirement for redisclosure.  Additionally, no COC provided to support increase in borrower paid portion of fee of $XX.XX disclosed on initial CD dated XX/XX/XXXX and borrower paid portion of fee of $XXX.XX on redisclosed CD dated XX/XX/XXXX, and final CD, dated XX/XX/XXXX. Tolerance cure of $XXX required. Condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. CEM Processing Fee on CD dated XX/XX/XXXX is $XXX.XX. LE dated XX/XX/XXXX lists fee as $X.XX. This fee is in a 0% tolerance section. The file did not contain a COC to support the fee increase. Lender tolerance cure of $XXX is required. Section J reflects $XXX tolerance cure that is insufficient as it was applied to the tolerance cure for the NY Attorney Fee. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Valid COC provided to support fee increase. No additional tolerance cure required. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	456	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	457	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	458	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	459	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	460	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	461	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	462	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	463	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	464	1	1	1	1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Inspection Fee, Appraisal Field Review Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Final Inspection increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.
-Resolved--Document Uploaded. Valid COCs provided to support fee increases.  Tolerance cure at closing sufficient and no additional cure required. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Inspection Fee, Appraisal Field Review Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, XX/XX/XXXX does not reflect a Fee name of Final Inspection.  Final CD dated XX/XX/XXXX reflects a Final Inspection of $XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.
-Resolved--Document Uploaded. Valid COCs provided to support fee increases.  Tolerance cure at closing sufficient and no additional cure required. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	465	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	466	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	467	2	1	1	2
Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate dated XX/XX/XXXX reflects an appraisal fee of $XXX.  Final CD dated XX/XX/XXXX reflects an appraisal fee of $XXX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.-Open--

 Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The appraisal fee increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.-Open--

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	468	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	469	1	1	1	1
Lender Credits That Cannot Decrease Test (50001261)-Revised LE dated XX/XX/XXXX reflects decrease in lender credit from $X,XXX.XX initially disclosed to $XXX.XX. No valid COC to support fee change from LEs dated XX/XX/XXXX and XX/XX/XXXX to revised LE dated XX/XX/XXXX. Condition remains.
  The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a Lender Credit applied to the Processing Fee of $XXX.XXin Section A.   The Loan Estimate reflecting the decrease, dated XX/XX/XXXX did not have a valid COC and did not correspond to the rate locks.  No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($XXX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).-Resolved--Document Uploaded. Valid COC provided to support fee change. No tolerance cure required. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001262)-Revised LE dated XX/XX/XXXX reflects decrease in lender credit from $X,XXX.XX initially disclosed to $XXX.XX. No valid COC to support fee change from LEs dated XX/XX/XXXX and XX/XX/XXXX to revised LE dated XX/XX/XXXX. Condition remains.
  The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a Lender Credit applied to the Processing Fee of $XXX.XX in Section A.   The Loan Estimate reflecting the decrease, dated XX/XX/XXXX did not have a valid COC and did not correspond to the rate locks.  No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($XXX.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).-Resolved--Document Uploaded. Valid COC provided to support fee change. No tolerance cure required. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	470	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	471	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	472	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	473	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	474	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	475	1	1	1	1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Subordination Fee, Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Subordination Fee, Appraisal Fee increased on the CD dated XX/XX/XXXX and the Discount Fee increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support fee increases. No tolerance cure required. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Subordination Fee, Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate dated XX/XX/XXXX reflects an Appraisal Fee of $XXX, Subordination Agreement Fee of $XXX and Discount Points of $XXX.  Final CD datedXX/XX/XXXX reflects an Appraisal Fee $XXX, Subordination Agreement of $XXX and Discount Points of $XXX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.
-Resolved--Valid COC provided to support fee increases. No tolerance cure required. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	476	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	477	1	1	1	1
Insufficient Tolerance Cure (50001028)-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Initial LE disclosed the Appraisal Fee as $XXX and the Discount Points as $XXX.XX, the Revised LE disclosed a Lender Credit of $X,XXX.XX. The Final CD disclosed an Appraisal Fee of $XXX, Discount Points of $XXX, a Lender Credit of $X.XX and a Tolerance Cure of $XXX.XX. An additional Tolerance Cure of $X,XXX.XX is required. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Valid COCs provided to support fee increases. No tolerance cure required. Condition cleared.

 Insufficient Tolerance Cure (50001026)-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Initial LE disclosed the Appraisal Fee as $XXX and the Discount Points as $XXX, the Revised LE disclosed a Lender Credit of $X,XXX.XX. The Final CD disclosed an Appraisal Fee of $XXX, Discount Points of $X,XXX.XX, a Lender Credit of $X.XX and a Tolerance Cure of $XXX. An additional Tolerance Cure of $X,XXX.XX is required. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Document Uploaded. Valid COCs provided to support fee increases. No tolerance cure required. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	478	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	479	1	1	1	1
TRID 0% Tolerance Violation-The Loan Estimate, dated XX/XX/XXXX, did not reflect an Appraisal Update fee of $XXX.  The final post-closing CD dated XX/XX/XXXX reflects an appraisal update fee of $XXX. The loan file did not contain a valid COC to support the increase. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Valid COC provided to support fee increase. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	480	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	481	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	482	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	483	1	1	1	1
E-Consent documentation on TRID loan is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Document Uploaded. Valid e-consent provided. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	484	1	1	1	1
Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge ($XXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) It appears the lender did not include the Processing fee in the amount of $XXX in the calculation.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Evidence provided that $XXX processing fee was paid by lender. Compliance re-tested and passed. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	485	1	1	1	1
Federal - Closing Disclosure and Consummation Date-Document Uploaded. Evidence provided that initial CD was received by borrowers electronically to meet timing requirement, but no e-consent for electronic disclosures included in loan file. Condition remains.
 Document attached is for loan number XXXXXXXXXXX. Condition remains.
 The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure.  Statute of Limitations has expired, this finding will be rated a B for all agencies. -Resolved--Evidence provided that borrowers received initial CD electronically with valid e-consent to meet timing requirement. Condition cleared.

 TRID: Missing Closing Disclosure-Missing Closing Disclosure dated XX/XX/XXXX.  The loan file contained an acknowledgement of receipt of the CD.  Statute of Limitations has expired, this finding will be rated a B for all agencies.  -Resolved--Document Uploaded. Evidence provided that CD dated XX/XX/XXXX was initial CD. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)